SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS
The Company has evaluated all events occurring through June 30, 2023, the date on which the accompanying unaudited condensed consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operation that would require disclosure, except for the following:
On July 12, 2023, the Company terminated its interest rate swap which resulted in a payment of $0.4 million from PNC to the Company.

NOTE 15 — SUBSEQUENT EVENTS
The Company has evaluated all events occurring through March 31, 2023, the date on which these consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operation that would require disclosure, except for the following.
On February 13, 2023, the Company entered into a merger agreement (the “Merger Agreement”) with ROC Energy Acquisition Corp (“ROC”), a special purpose acquisition company, and ROC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of ROC (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company with the Company surviving the merger (the “Merger”). As a result of the Merger, the Company will become a wholly-owned subsidiary of ROC, with the stockholders of the Company becoming stockholders of ROC. The transaction will be a combination of cash and equity consideration.